INVENTORIES	12 Months Ended
Dec. 31, 2025
Disclosure of inventories [Abstract]
INVENTORIES [Text Block]

9. INVENTORIES

As at	December 31, 2025	December 31, 2024
Stockpiled ore	$10,696	$6,645
Ore in-circuit	1,584	1,501
Heap leach ore	11,262	-
Finished metal	1,621	232
Supplies and spare parts	4,015	2,709
	29,178	11,087
Disclosed as non-current:
Stockpiled ore	6,977	7,651
Heap leach ore	3,371	-
Supplies and spare parts	2,481	2,060
	12,829	9,711
	$42,007	$20,798

During the years ended December 31, 2025 and 2024, non-current inventory comprised of low-grade stockpiled ore at the San Albino Mine expected to be processed after 12 months, heap-leach ore at the Moss Mine expected to be recovered beyond 12 months and supplies and spare parts intended for use after more than 12 months.

No NRV adjustments were required for low-grade stockpiled ore or heap-leach ore as at December 31, 2025 or 2024. During the year ended December 31, 2025, the Company recognized a provision of $102 (2024: Nil) related to non-current supplies and spare parts.